Materials and services expenses (Tables)	12 Months Ended
Dec. 31, 2023
Material income and expense [abstract]
Summary of Materials and Services Expenses

The Group’s materials and services expenses are primarily costs related to independent contractors and vehicle operation expenses. Vehicle operation expenses consists primarily of fuel costs, repairs and maintenance, insurance, permits and operating supplies.

	2023	2022
Independent contractors	2,805,924	3,394,544
Vehicle operation expenses	999,922	1,197,647
	3,805,846	4,592,191